Intangible Assets - Other	12 Months Ended
Mar. 31, 2020
Intangible Assets - Other
Intangible Assets - Other
16	INTANGIBLE ASSETS- OTHER

Other intangibles comprise of software and other intangibles used within the Group’s digital and home entertainment activities and internal accounting activities.

The changes in other intangible assets are as follows:

	As At March 31, 2020
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2019	$1,204	$2,590	$3,794
Exchange difference	—	(137)	(137)
Additions	—	—	—
Disposal and reclassification	(59)	(4)	(63)
Amortization charge	(39)	(855)	(894)
Sub- total	1,106	1,594	2,700
Intangibles under development	—	—	235
Closing net carrying amount as on March 31, 2020	$1,106	$1,594	$2,935

	As At March 31, 2020
	(in thousands)
Cost or valuation as on March 31, 2019	$5,055	$6,466	$11,521
Accumulated amortization	(3,949)	(4,872)	(8,821)
Net carrying amount as on March 31, 2020	$1,106	$1,594	$2,700
Intangibles Under Development			$235
Net carrying value as at March 31, 2020			$2,935

	As At March 31, 2019
	(in thousands)
	Information technology assets	Other intangibles	Total
Opening net carrying amount as on March 31, 2018	$1,449	$3,831	$5,280
Exchange difference	—	(148)	(148)
Additions	—	907	907
Disposal and reclassification	59	(1,090)	(1,031)
Amortization charge	(304)	(910)	(1,214)
Closing net carrying amount as on March 31, 2019	$1,204	$2,590	$3,794

	As At March 31, 2019
	(in thousands)
Cost or valuation as on March 31, 2019	$5,114	$6,607	$11,721
Accumulated amortization	(3,910)	(4,017)	(7,927)
Net carrying amount as on March 31, 2019	$1,204	$2,590	$3,794

Other intangible assets with a carrying amount of $57 (2019: $92) have been pledged against secured borrowings (Refer Note 22).